Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Arhaus, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41009
Entity Tax Identification Number	87-1729256
Entity Address, Address Line One	51 E. Hines Hill Road
Entity Address, City or Town	Boston Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	440
Local Phone Number	439-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	ARHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001875444
Amendment Flag	false